4. Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31, 2018	December 31, 2017
Laboratory equipment	$–	$264,583
Office and computer equipment	42,289	46,634
Leasehold improvements	26,841	26,841
Furniture and fixtures	20,263	20,263
Property and equipment – at cost	89,393	358,321
Less accumulated depreciation	(84,437)	(330,475)
Property and equipment – net	$4,956	$27,846